Document and Entity Information	12 Months Ended
Dec. 28, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 28, 2013
Trading Symbol	crlrf
Entity Registrant Name	CRAILAR TECHNOLOGIES INC
Entity Central Index Key	0001210294
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY